Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurements [Abstract]
Summary of liabilities measured at fair value on recurring basis
	As of December 31, 2015
	Level 1	Level 2	Level 3	Total

Assets
Investments:
Available-for-sale securities	-	-	6,117	6,117

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total

Assets
Investments:
Available-for-sale securities	182,480	-	6,117	188,597

Schedule of changes in level 3 instruments
Contingent consideration in
relation to business
acquisitions
RMB

Balance as of December 31, 2014	183,000
Acquisition of Beifu in 2015 (Note 4)	107,306
Fair value change of contingent consideration in 2015	(290,306)
Balance as of December 31, 2015 and 2016	-

Schedule of valuation techniques used to discount the contingent consideration
Initial recognition of contingent consideration in relation to business acquisitions	Risk free interest rate	Discount rate
Acquisition of Beifu	3.81%	18%